Inventory (Tables)	12 Months Ended
Dec. 31, 2023
Inventory [Abstract]
Schedule of Inventory
	December 31,
	2023	2022
	U.S. dollars in thousands
Goods in transit	219	8
Finished goods	2,167	1,783
	2,386	1,791